Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net loss	$ (576,787)	$ (105,807)	$ (125,039)	$ (1,331,947)
Adjustments to reconcile net loss to net cash flows used in operating activities
Stock-based compensation	326,217			1,150,350
Changes in assets and liabilities:
Accounts payable and accrued expenses	17,238	(7,872)	(7,859)	171,088
Net cash flows used in operating activities	(233,332)	(113,679)	(132,898)	(10,509)
Cash flows from financing activities:
Proceeds from issuance of common stock	828,750	100,000	121,250	30,000
Repayment of related party advances				(305)
Net cash flows provided by financing activities	828,750	100,000	121,250	29,695
Net change in cash	595,418	(13,679)	(11,648)	19,186
Cash at beginning of year	7,838	19,486	19,486	300
Cash at end of year	603,256	5,807	7,838	19,486
Supplemental disclosure of non-cash flow information:
Common stock issued in consideration for consulting services				50,000
Effect of reverse-merger transaction on additional paid-in capital				96,414
Income taxes paid